Income Taxes - Schedule of Reconciliations of The Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/income before income tax	¥ 320,415	$ 43,897	¥ (71,859)	¥ (800,141)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefit computed at the statutory income tax rate	¥ 80,104	$ 10,974	¥ (17,965)	¥ (200,035)
Non-deductible expenses	31,696	4,342	78,409	65,366
FIN48 accrual and reversal	14,103	1,932	10,809	(102,468)
Non-taxable income	(35,209)	(4,823)	(40,492)	(79,893)
Statutory (expense)/income	(2,833)	(388)	10,017	(2,751)
Effect of preferential tax	(5)	(1)	268	(2)
Changes in valuation allowances	(88,274)	(12,093)	(34,680)	244,235
Effect of income tax rate difference in other jurisdictions	16,434	2,252	13,054	82,290
Income tax expenses	¥ 16,016	$ 2,195	¥ 19,420	¥ 6,742